SHARE CAPITAL (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]
	June 30, 2018		March 31, 2018
	Number of		Number of
	shares	$	shares	$
Exchangeable Shares:
Balance beginning of year	44,271,880	44,273	47,909,336	47,910
Converted into common shares (a)	(3,000,000)	(3,000)	(3,637,456)	(3,637)
Balance at the end of period	41,271,880	41,273	44,271,880	44,273
Common Shares
Balance at beginning of the period	205,328,106	205,326	48,885,107	48,884
Shares issued to exchangeable shares	3,000,000	3,000	3,637,456	3,637
Shares issued on conversion of loans (b)	39,545,776	39,546	147,805,371	147,805
Warrants exercised	-	-	5,000,172	5,000
Balance at end of the period	247,873,882	247,872	205,328,106	205,326
TOTAL SHARES	289,145,762	289,145	249,599,986	249,599

a.	During the three month period ended June 30, 2018, 3,000,000 exchangeable shares were exchanged on a 1 for 1 basis in accordance with their terms. (March 31, 2018 – 3,637,456).

b.	During the three month period ended June 30, 2018, 39,545,776 shares of common stock were issued once the Company increased its authorized shares of common stock from 250,000,000 to 500,000,000. These shares relate to convertible loans and interest that converted on March 31, 2018 and were recorded as a liability on March 31, 2018 until the shares were issued on June 12, 2018. The liability was reclassified at June 12, 2018 into equity by recording the original value of $2,470,622 of the shares to be issued, as well as the fair value of options and warrants at June 12, 2018 net of fair value of options issued in the period ended June 12, 2018 of $1,173,534, which was charged to equity and a $2,048,697 gain on the fair value reevaluation was recognized as other income in the Statement of Operations and Comprehensive Loss.

	March 31, 2018		March 31, 2017
	Number of shares	$	Number of shares	$
Exchangeable Shares:
Balance beginning of year	47,909,336	47,910	50,000,000	50,000
Converted into common shares (e)	(3,637,456)	(3,637)	(2,090,664)	(2,090)
Balance at end of year	44,271,880	44,273	47,909,336	47,910
Common Shares
Balance at beginning of the year	48,885,107	48,884	22,591,292	22,591
Shares issued on acquisition (Note 4)	-	-	23,650,000	23,650
Shares issued to exchangeable shareholders (e)	3,637,456	3,637	2,090,664	2,090
Shares issued for services (d)	-	-	217,047	217
Shares issued on conversion of loans (b)	147,805,371	147,805	-	-
Options exercised (Note 11)	-	-	110,096	110
Warrants exercised (a)	5,000,172	5,000	174,759	175
Cashless exercise of warrants (c)	-	-	51,249	51
Balance at end of the year	205,328,106	205,326	48,885,107	48,884
TOTAL SHARES	249,599,986	249,599	96,794,443	96,794

(a)
During the year ended March 31, 2018, the Company consummated an offer to amend and exercise to its warrant holders, enabling them to exercise their outstanding warrants for $0.25 per share, and as a result, 5,000,172 common shares were issued for net proceeds of $1,125,038 (Note 12).

(b)
During the year ended March 31, 2018, the Company converted $9,171,604 of notes payable and interest into 147,805,371 common shares. Under the terms of this conversion the remaining $1,220,629 of principal and interest was required to be converted into 39,545,776 common shares, but were unable to be issued as a result of the Company not having enough authorized shares. The $2,470,622 value of these shares at March 31, 2018 has been classified as a liability until the common shares can be issued. In addition, there was a $376,674 loss recorded in the year connected to the difference of the $2,847,296 market value of the shares at March 31, 2018 and the value of these shares which resulted on the conversion of notes payable, the exercise price of which was based on a 30 day VWAP.

(c)
During the year ended March 31, 2017, 51,249 common shares were issued as a result of a cashless exercise of 262,045 warrants with an exercise price of $0.80. Under the terms of the warrant agreement the value of the warrants on exercise is attributed to the shares on exercise and the Company has recognized a value of $43,562.

(d)	The Company issued 217,047 common shares during the year ended March 31, 2017 for consulting services and recognized $59,500 of share compensation expense.

(e)	During the year ended March 31, 2018, 3,637,456 exchangeable shares were exchanged for common shares on a 1 for 1 basis in accordance with their terms. (March 31, 2017 – 2,090,664 shares)